THE TARGET PORTFOLIO TRUST

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

                                                                                                                                                                            November 3, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: 497 Filing for The Target Portfolio Trust

Registration numbers 033-50476 and 811-07064

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in a supplement, dated October 28, 2014 (SEC accession number 0000067590-14-001242), to the Prospectus, dated September 25, 2014 for The Target Portfolio Trust. The purpose of the filing is to submit the 497 filing dated October 28, 2014 in XBRL for the Fund.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain Assistant Secretary